DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Long Term Investments And Receivables [Member] | Fair Value Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (79,000,000)
Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	$ 0
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	(2,000,000)
Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	37,000,000	88,000,000
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	0
Foreign Exchange Contract [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	0
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	25,000,000	10,000,000
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(15,000,000)	(17,000,000)
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	0
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 0	$ 0